Project Assets - Company Owned (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($)	Apr. 30, 2015 USD ($) MW	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item MW
Project assets details
Carrying amount of net of impairment			$ 48,605	$ 72,405
Revenue			140,199	190,510	$ 91,642
Profit			18,886	8,109	12,157
Project assets			4,560	8,541
Project assets			57,729	95,726
Prepaid expenses and other current assets			24,837	41,197
Carrying amount, current			27,980	35,355
Carrying amount, noncurrent			29,749	60,371
RE Capital Projects
Project assets details
Project assets under construction			370
Percentage of membership interests acquired		100.00%
Business combination, consideration transferred		$ 8,800
Cash consideration		3,300		2,640
Business combination, consideration in shares		$ 5,500		5,500
Power generating capacity (in megawatt) | MW		52
Project assets				8,092
Prepaid expenses and other current assets			8,334
Mountain Creek Project
Project assets details
Carrying amount of net of impairment			16,854	17,239
Impairment on project			3,480	3,084
Consideration to sell project					17,864
Consideration received					$ 14,291
Compensation paid to buyer under supplemental agreement	$ 625
Revenue			0	0
Profit			0	0
Sukagawa Project
Project assets details
Project assets under construction			0	4,989
Power generating capacity (in megawatt) | MW					25
Other Projects
Project assets details
Carrying amount of net of impairment			7,305
Project assets under construction			0
Project assets construction completed			755
Project assets permits and other pre-development costs			6,550
Calwaii Project
Project assets details
Carrying amount of net of impairment			$ 24,446	$ 24,086
Number of Solar PV systems acquired | item					40
Number of Solar PV systems sold | item				4
Number of PV solar systems, expected to be sold in next year | item			9
Remaining number of PV solar systems in next year | item			36
Unconsummated number of PV solar systems in next year | item			27
Carrying amount, current			$ 8,078
Carrying amount, noncurrent			$ 16,368